Securities - Other Debt Securities Carried at Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	$ 36,421,000,000	$ 32,844,000,000
U.S. Treasury and agency securities
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	1,541,000,000	4,062,000,000
Agency
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	15,704,000,000	16,500,000,000
Agency-collateralized mortgage obligations
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	0	218,000,000
Non-agency residential
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	3,745,000,000	0
Commercial
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	0	749,000,000
Non-U.S. securities
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	15,132,000,000	11,315,000,000
Other taxable securities, substantially all asset-backed securities
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	299,000,000	0
Other income (loss)
Other Debt Securities Carried at Fair Value [Line Items]
Unrealized mark-to-market net gains (losses)	1,200,000,000	(1,300,000,000)
Realized net gains (losses)	$ 275,000,000	$ (963,000,000)